Property and Equipment Table (Details) (USD $) In Thousands, unless otherwise specified											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Computer Software and Hardware [Member]	Dec. 31, 2012 Computer Software and Hardware [Member]	Dec. 31, 2013 Transportation Equipment [Member]	Dec. 31, 2012 Transportation Equipment [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Office Furniture And Equipment [Member]	Dec. 31, 2012 Office Furniture And Equipment [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Computer Software and Hardware [Member]	Dec. 31, 2013 Minimum [Member] Transportation Equipment [Member]	Dec. 31, 2013 Minimum [Member] Office Furniture And Equipment [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Computer Software and Hardware [Member]	Dec. 31, 2013 Maximum [Member] Transportation Equipment [Member]	Dec. 31, 2013 Maximum [Member] Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful Life											1 year	3 years	3 years	5 years	12 years	7 years	12 years	10 years
Property and equipment, Gross	$ 94,879	$ 89,822	$ 52,206	$ 47,566	$ 17,897	$ 17,875	$ 18,355	$ 18,143	$ 6,421	$ 6,238
Accumulated Depreciation	(54,791)	(50,910)
Property and equipment, net	$ 40,088	$ 38,912